Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs comprised:
Directors' salaries	$ 1,145	$ 606	$ 457
Employee’s wages, salaries and bonus	696	712	861
Social security costs	609	491	491
Share based payment charge	1,266	539	539
Employees, total	3,716	2,348	2,348
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	5	6	6
Corporate and administration	4	5	5
Total	$ 9	$ 11	$ 11